Stockholders’ Equity (Details) $ / shares in Units, ¥ in Millions			1 Months Ended	12 Months Ended
	Nov. 12, 2020 shares	Aug. 01, 2020	Dec. 19, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jul. 24, 2020 USD ($) $ / shares shares	Jun. 16, 2020 shares
Stockholders’ Equity (Details) [Line Items]
Preferred shares, shares authorized				50,000,000		50,000,000
Preferred shares, par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Ordinary shares outstanding									17,399,176
Directors and officers amount (in Dollars) | $								$ 60,000
Fair value price (in Dollars per share) | $ / shares								$ 0.20
Additional post-merger consideration adjustment	121,473
Net proceeds (in Dollars) | $				$ 2,531,000
Subscription receivable (in Dollars) | $				$ 508,750
Warrants exercise period				3 years
Description of warrants for redemption				For a period of two years commencing on January 1, 2021 (or such other date as may be mutually agreed), Yun Tian shall procure that Lion Brokers Limited’s TRS trading business, T+0 business, OTC Stock Options business and any other relevant business (the “Relevant Business”) shall achieve a milestone (the “Milestone”) of net profit before tax of RMB 200 million.	For a period of two years commencing on January 1, 2021 (or such other date as may be mutually agreed), Yun Tian shall procure that Lion Brokers Limited’s TRS trading business, T+0 business, OTC Stock Options business and any other relevant business (the “Relevant Business”) shall achieve a milestone (the “Milestone”) of net profit before tax of RMB 200 million.
Earn out shares issued				17,600,000
Yun Tian [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized				450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001
Net profit before tax (in Yuan Renminbi) | ¥					¥ 200
August 2020 Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Description of securities purchase agreement		the Company entered into a securities purchase agreement (as amended on September 29, 2020, and later amended and restated on October 19, 2020) with three investors (collectively, the “Investors”). Two tranches of transactions contemplated under the agreement were closed on August 3 and November 13, 2020, respectively. As a result, an aggregate of 1,500,000 ADSs and 1,500,000 warrants to purchase an aggregate of 1,500,000 of our ADS at US$3.00 per ADS (the “August 2020 PIPE Warrants”) were issued at US$2.00 per ADS for an aggregate purchase price of US$3 million, and an aggregate of 150,000 ADSs were issued as origination fee. Issuance costs of approximately $469,000 were recorded as a charge to additional paid-in capital, including legal and accounting fees.
Class A Ordinary Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized				300,000,000		300,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Ordinary shares outstanding				9,627,553		3,140,388
Ordinary shares outstanding									7,647,962
Ordinary shares issued				9,627,553		3,140,388		300,000	4,507,574
Additional post-merger consideration adjustment	29,591
Class A Ordinary Shares [Member] | Share Subscription Agreement with Yun Tian [Member]
Stockholders’ Equity (Details) [Line Items]
Subscription shares			4,540,000
Share price (in Dollars per share) | $ / shares			$ 2.2
Class A Ordinary Shares [Member] | Yun Tian [Member]
Stockholders’ Equity (Details) [Line Items]
Earn out shares issued				5,000,000
Class B Ordinary Shares
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized				150,000,000		150,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Ordinary shares outstanding				9,843,096		3,949,993
Ordinary shares outstanding									9,751,214
Ordinary shares issued				9,843,096		3,949,993
Additional post-merger consideration adjustment	91,882